1933 Act File No. 333-100914
                                                    1940 Act File No. 811-21168



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2


           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       [ X ] Pre-Effective Amendment No. 2
                        [ ] Post-Effective Amendment No.


                                       and


      [ X ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              [ X ] Amendment No. 6


                Neuberger Berman Intermediate Municipal Fund Inc.
      (Exact Name of Registrant as Specified in Articles of Incorporation)

                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

                                 (212) 476-8800
              (Registrant's Telephone Number, including Area Code)

                                Peter E. Sundman
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

        Arthur C. Delibert, Esq.                 Ellen Metzger, Esq.
        Kirkpatrick & Lockhart LLP               Neuberger Berman, LLC
        1800 Massachusetts Avenue, N.W.          605 Third Avenue
        2nd Floor                                New York, New York 10158-3698
        Washington, DC 20036-1800


Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

                           ---------------------------

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

It is proposed that this filing will become effective (check appropriate box)

     [  ]  when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


-------------------------------------------------------------------------------------------------
Title of Securities   Amount Being       Proposed Maximum   Proposed Maximum   Amount of
Being Registered      Registered         Offering Price     Aggregate          Registration Fee
                                         Per Unit           Offering Price     (1)
-------------------------------------------------------------------------------------------------
Preferred Stock          7,176           $25,000            $179,400,000       $16,504.80
-------------------------------------------------------------------------------------------------


(1) Previously paid.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
            CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 2 ON FORM N-2


This pre-effective amendment consists of the following papers and documents:

               Cover Sheet

               Contents of Pre-Effective Amendment No. 2 on Form N-2

               Part A - Prospectus*

               Part B - Statement of Additional Information except Independent Auditors Report and audited Financial Statement*

               Audited Financial Statement

               Unaudited Financial Statements

               Part C - Other Information

               Signature Pages

               Exhibits

* Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-100914 and 811-21168 (Filed December 9, 2002).

This filing is being made solely to update the financial statements in the Fund's Registration Statement.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholder and
Board of Directors of
Neuberger Berman Intermediate Municipal Fund Inc.

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Intermediate Municipal Fund Inc., (the "Fund") as of September 19, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Neuberger Berman Intermediate Municipal Fund Inc., at September 19, 2002, in conformity with accounting principles generally accepted in the United States.


                                                        ERNST & YOUNG LLP


Boston, Massachusetts
September 20, 2002

                               FINANCIAL STATEMENT

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 19, 2002

ASSETS
Cash                                                         $ 100,005
Deferred offering costs                                        300,000
                                                        -----------------
Total assets                                                   400,005
                                                        -----------------
LIABILITIES
Payable for offering costs                                     300,000
                                                        -----------------

NET ASSETS AT VALUE                                          $ 100,005
                                                        =================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 100,005
                                                        =================

SHARES OUTSTANDING ($.0001 PAR VALUE;
   1,000,000,000 SHARES AUTHORIZED)                              6,981
                                                        =================
 NET ASSET VALUE, PER SHARE                                     $14.325
                                                        =================

MAXIMUM OFFERING PRICE PER SHARE ($14.325/95.5%)                 $15.00
                                                        =================

See Notes to Financial Statement.

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
NOTES TO FINANCIAL STATEMENT
SEPTEMBER 19, 2002


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.   ORGANIZATION:

Neuberger Berman Intermediate Municipal Fund Inc. (the "Fund") was organized as a Maryland corporation on July 29, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund has had no operations to date, other than the sale to Neuberger Berman LLC ("Neuberger"), the Fund's sub-adviser, on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share).

2. ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results may differ from those estimates.

3.   CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.


NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an Investment Management Agreement, the Fund pays Neuberger Berman Management Inc. ("Management") a monthly fee at an annualized rate of 0.25% of the Fund's average daily Managed Assets. Managed Assets means the total assets of the Fund less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:


              Fiscal Period or Year Ended           % of Average
                      October 31,                   Daily Managed Assets
            --------------------------------------------------------------
                          2002                              0.25%
                      2003 - 2007                           0.25
                          2008                              0.20
                          2009                              0.15
                          2010                              0.10
                          2011                              0.05

Management has not agreed to waive any portion of its fees and expenses beyond October 31, 2011.

Pursuant to an administration agreement between Management and the Fund, the Fund has agreed to pay Management an administration fee payable on a monthly basis at the annual rate of 0.30% of the Fund's average daily Managed Assets. Additionally, Management retains State Street Corporation ("State Street") as its sub-administrator under a Sub Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or trustees of the Fund are also employees of Neuberger and/or Management.

NOTE C -- ORGANIZATION EXPENSES AND OFFERING COSTS:

Based on an estimated Fund offering of 10,000,000 shares, organization and offering costs are estimated to be $35,000 and $811,100, respectively. Management has agreed to pay all organizational expenses and the amount by which the aggregate of all of the Fund's offering costs (other than sales load) exceed $0.03 per share. Such amount to be paid by Management is estimated to be $511,100. The Fund will pay offering costs estimated at $300,000 from the proceeds of the offering. Offering costs paid by the Fund will be charged as a reduction of paid-in capital at the completion of the Fund offering.

NOTE D - FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that it will not be subject to Federal income tax.

                        FINANCIAL STATEMENTS (UNAUDITED)

                                               NEUBERGER BERMAN OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC.


PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (32.6%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
$ 5,000   Chicago (IL) G.O., Ser. 1996 A-2, 6.25%, due 1/1/13                          Aaa          AAA          $  5,950
  4,100   Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
          Ser. 2002 A, 5.63%, due 6/1/17                                                            AAA             4,452
FINANCIAL GUARANTY INSURANCE CO.
  2,150   Cass Lake (MN) Independent Sch. Dist. No. 115 G.O.,
          5.00%, due 2/1/18                                                                         AAA             2,246
  4,000   Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
          5.25%, due 11/15/14                                                          Aaa          AAA             4,214
  3,075   Detroit (MI) City Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
          Ser. 2002 A, 5.50%, due 5/1/15                                                            AAA             3,442
  4,935   Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
          (New England Med. Ctr. Hosp.), Ser. 2002 H, 5.38%,
          due 5/15/16                                                                               AAA             5,251
  2,140   Mt. Pleasant (SC) Wtr. & Swr. Ref. Rev., 5.25%, due 12/1/17                               AAA             2,301
  8,140   Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%,
          due 1/1/18                                                                   Aaa          AAA             8,605
  5,500   Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
          5.25%, due 12/1/16                                                           Aaa          AAA             6,005
  1,000   Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
          due 10/1/20 Aaa                                                                           AAA             1,055
FINANCIAL SECURITY ASSURANCE INC.
  7,000   Harris Co. (TX) Senior Lien Toll Road Rev., 5.38%, due 8/1/16                             AAA             7,619
  4,260   King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
          5.38%, due 12/1/14                                                           Aaa          AAA             4,738
  1,725   Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%,
          due 11/1/18                                                                               AAA             1,836
  5,395   Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
          due 7/1/15                                                                                AAA             5,937
  1,370   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
          Inc. Proj.), Ser. 1996, 6.00%, due 11/15/11                                  Aaa          AAA             1,581
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  1,465   Arizona St. Energy Mgt. Svcs. Energy Conservation Rev.
          (Arizona St. Univ. Proj.), Ser. 2002, 5.25%, due 7/1/17                                   AAA             1,574
  5,335   Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las Vegas
          McCarran Arpt. Proj.), Ser. 2002, 5.25%, due 7/1/10                                       AAA             5,768
  5,000   Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                           Aaa                          5,507
  3,000   Illinois Hlth. Fac. Au. Rev. (Loyola Univ.), Ser. 1997 A, 6.00%,
          due 7/1/14                                                                   Aaa          AAA             3,482
  4,555   Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                                       AAA             5,359
  1,000   Western (MI) Townships Util. Au. Sewage Disp. Sys. Ref. G.O.,
          Ser. 2001 A, 5.25%, due 1/1/13                                               Aaa          AAA             1,091
  7,205   Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                           Aaa          AAA             7,717
                                                                                                                 --------
                                                                                                                   95,730
                                                                                                                 --------
TAX-EXEMPT SECURITIES--OTHER (39.0%)
  1,000   Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
          First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                             Baa3         BBB-             1,035
  2,000   Badger (WI) Tobacco Asset Securitization Corp. Asset-Backed
          Rev., Ser. 2002, 5.50%, due 6/1/10                                           A1            A              2,004
  2,635   Beaufort Co. (SC) Sch. Dist. G.O., Ser. 2001 A, 5.00%,
          due 3/1/18                                                                   Aa1                          2,739

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
$ 6,000   Brazos River (TX) Harbor Navigation Dist. Rev. (Dow Chemical
          Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33                                A3            A           $  5,824
  5,000   Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle Proj.),
          Ser. 2001, 4.45%, due 1/1/32                                                 A2            A              5,217
  1,000   Clark Co. (WA) Sch. Dist. No. 037 G.O., Ser. 1998, 5.13%,
          due 12/1/12                                                                  A3                           1,108
  1,765   Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.,
          (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
          6.05%, due 1/1/19                                                                        BBB+             1,828
  4,210   DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002, 5.25%,
          due 6/1/14                                                                   A1           A+              4,362
  4,495   Dist. of Columbia Ref. G.O., Ser. 2002 C, 5.25%, due 6/1/13                               AAA             4,897
    825   Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay Inc. Proj.),
          Ser. 1987, 3.00%, due 10/1/11                                                             A1                819
  5,130   Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
          Ser. 2002, 4.30%, due 11/1/36                                                A2            A              5,094
  3,500   Indiana St. Dev. Fin. Au. Solid Waste Disp. Rev. (Waste
          Management, Inc. Proj.), Ser. 2001, 3.45%, due 10/1/31                                    BBB             3,492
  2,000   Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. Ctr. Proj.),
          5.50%, due 11/1/17                                                                        AA              2,072
  2,000   Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
          Ser. 1998, 5.25%, due 7/1/16                                                 Aa3          AA-             2,053
  1,500   Maricopa Co. (AZ) IDA Multi-Family Hsg. Rev. (Sun King Arpts.
          Proj.), Ser. 2000 A, 6.75%, due 11/1/18                                      A3            A              1,628
  1,000   Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
          Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%,
          due 5/1/24                                                                  Baa2          BBB             1,042
  1,000   Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of
          Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                                     A3                           1,083
  2,400   Mashnatucket Western Pequot Tribe (CT) Spec. Rev.,
          Sub. Ser. 1997 B, 5.70%, due 9/1/12                                         Baa3                          2,532
  2,450   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
          Oblig. Group.), Ser. 1999 A, 5.70%, due 7/1/15                                            A+              2,467
  2,810   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
          Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                                Baa2          BBB             2,966
  3,085   Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
          (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                       Baa2          BBB             3,186
  1,085   Mesa (AZ) IDA Std. Hsg. Rev. (Mesa Std. Hsg.), Ser. 2001,
          5.70%, due 7/1/11                                                                          A              1,189
  1,500   Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%,
          due 10/15/18                                                                 Aa1          AA+             1,621
  3,235   Minneapolis (MN) G.O., 5.00%, due 12/1/18                                                 AAA             3,381
  2,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. Rev.,
          Ser. 2002 B, 5.50%, due 7/1/16                                                            AAA             2,225
  1,500   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
          Ser. 2001 II, 5.25%, due 12/1/16                                                          AA              1,568
  5,000   Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
          (Abington Mem. Hosp.), Ser. 2002 A, 5.00%, due 6/1/19                                      A              4,933
  3,000   Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp. Proj.),
          Ser. 1994, 6.75%, due 7/1/14                                                 A3           BBB             3,293
  4,780   North Central (TX) Hlth. Fac. Dev. Corp. Ref. Hosp. Rev.
          (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13                Aa3          AA-             4,974
  2,085   Palm Beach Co. (FL) Hlth. Fac. Au. Ref. Rev. (Boca Raton Comm.
          Hosp. Corp.), Ser. 2001, 5.00%, due 12/1/12                                               A+              2,170


See Notes to Schedule of Investments

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
$ 8,000   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
          Rev., Ser. 2002, 5.38%, due 5/15/33                                          A1            A           $  7,693
  2,000   Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth.), Ser. 2002 A,
          5.75%, due 12/1/21                                                                        A-              2,049
  1,000   Spokane Co. (WA) G.O., Ser. 1998, 5.10%, due 12/1/17                         Aa3                          1,042
  2,500   St. Louis (MO) IDA Rev. (St. Louis Convention Center
          Headquarters Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15                 Baa3                          2,524
  2,540   St. Paul (MN) Port Au. Lease Rev. (Office Bldg.), Ser. 2002,
          5.00%, due 12/1/17                                                           Aa1                          2,623
    500   Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),
          Ser. 2002, 5.50%, due 9/1/12                                                Baa3                            495
  3,000   Tobacco Settlement Au. (IA) Tobacco Settlement Rev.,
          Ser. 2001 B, 5.30%, due 6/1/25                                               A1            A              2,651
  3,500   Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
          Ser. 1989, 4.55%, due 11/1/09                                               Baa2          BBB             3,510
  1,900   Univ. (WI) Hosp. & Clinics Au. Rev., Ser. 2002 B, 5.50%,
          due 4/1/12                                                                   A1                           2,012
  3,155   Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
          Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                               A              3,096
  1,000   Washington St. Var. Purp. G.O., Ser. 1998 A, 4.75%, due 7/1/17               Aa1          AA+             1,013
  2,780   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
          Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                           A              2,861
                                                                                                                 --------
                                                                                                                  114,371
                                                                                                                 --------
TAX-EXEMPT CASH EQUIVALENT SECURITIES (16.0%)
    700   Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon Proj.),
          Ser. 1997, 2.00%, VRDN due 4/1/32                                           VMIG1        A-1+               700++
 14,400   Jackson Co. (MS) Port Fac. Ref. Rev. (Chevron U.S.A., Inc. Proj.),
          Ser. 1993, 2.00%, VRDN due 6/1/23                                            P-1                         14,400++
  3,500   Joliet (IL) Reg. Port Dist. Ref. Rev. (Exxon Proj.), Ser. 1989,
          1.89%, VRDN due 10/1/24                                                     VMIG1        A-1+             3,500
 10,000   Kentucky Econ. Dev. Fin. Au. Hosp. Fac. Rev. (Baptist Hlth.
          Care Sys.), Ser. 1999 C, 2.00%, VRDN due 8/15/31                            VMIG1         A-1            10,000
  3,100   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 C, 1.89%,
          VRDN due 11/1/14                                                                         A-1+             3,100++
  2,900   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 D, 1.89%,
          VRDN due 11/1/14                                                             P-1         A-1+             2,900++
  6,000   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C, 2.00%,
          VRDN due 7/1/17                                                                          A-1+             6,000++
  6,200   Massachusetts St. Dev. Fin. Agcy. Rev. (Boston Univ.),
          Ser. 2002 R-4, 1.69%, VRDN due 10/1/42                                      VMIG1                         6,200
                                                                                                                 --------
                                                                                                                   46,800
                                                                                                                 --------
TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (19.1%)
BANK OF AMERICA
  5,000   Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.),
          Ser. 2002, 1.95%, VRDN due 11/1/32                                                       A-1+             5,000
BANK OF NEW YORK
  5,900   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U, 1.98%,
          VRDN due 8/1/32                                                             VMIG1        A-1+             5,900
BARCLAYS BANK INT'L., LTD.
  4,800   Farmington City (NM) Ref. PCR (Arizona Pub. Svc. Co. Four
          Corners Proj.), Ser. 1994 C, 2.00%, VRDN due 9/1/24                         VMIG1        A-1+             4,800
BAYERISCHE LANDESBANK GIROZENTRALE
  6,500   Nashville (TN) Metro. Arpt. Au. Spec. Fac. Ref. Rev. (Amer. Airlines,
          Inc. Proj.), Ser. 1995 B, 2.00%, VRDN due 10/1/12                                        A-1+             6,500

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
BNP PARIBAS
$ 5,000   Alachua Co. (FL) Hlth. Fac. Continuing Care Rev. (Oak Hammock
          Univ. Proj.), Ser. 2002 A, 1.95%, VRDN due 10/1/32                          VMIG1                      $  5,000
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
  6,400   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
          2.01%, VRDN due 2/1/26                                                      VMIG1        A-1+             6,400
  2,900   Univ. of North Carolina Board of Governors Univ. Hosp. at Chapel
          Hill Rev., Ser. 2001 A, 1.99%, VRDN due 2/15/31                             VMIG1        A-1+             2,900
MORGAN GUARANTY TRUST CO.
  6,900   New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.95%,
          VRDN due 8/1/16                                                             VMIG1        A-1+             6,900
  6,900   New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.95%,
          VRDN due 8/1/17                                                             VMIG1        A-1+             6,900
  5,700   New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.95%,
          VRDN due 8/15/20                                                            VMIG1        A-1+             5,700

                                                                                                                 --------
                                                                                                                   56,000
                                                                                                                 --------
TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (12.4%)
FINANCIAL GUARANTY INSURANCE CO.
    170   Clark Co. (NV) Arpt. Rev., Ser. 2001 A, 2.09%,
          VRDN due 7/1/36                                                             VMIG1        A-1+               170
FINANCIAL SECURITY ASSURANCE INC.
  4,300   Clark Co. (NV) Sch. Dist. G.O., Ser. 2001 A, 1.95%,
          VRDN due 6/15/21                                                            VMIG1                         4,300
  2,200   Clark Co. (NV) Sch. Dist. Rev., Ser. 2001 B, 1.89%,
          VRDN due 6/15/21                                                            VMIG1        A-1+             2,200
 13,000   Illinois Hlth. Fac. Au. Rev. (Resurrection Hlth. Care),
          Ser. 1999 A, 2.00%, VRDN due 5/15/29                                        VMIG1        A-1+            13,000
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  6,370   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
          1.98%, VRDN due 2/1/33                                                      VMIG1        A-1+             6,370
 10,340   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset Prog.),
          Ser. 1985 D, 1.95%, VRDN due 1/1/35                                         VMIG1                        10,340
                                                                                                                 --------
                                                                                                                   36,380
                                                                                                                 --------

          TOTAL INVESTMENTS (119.1%) (COST $349,557)                                                              349,281##

          Liabilities, less cash, receivables and other assets [(19.1%)]                                          (55,968)
                                                                                                                 --------

          TOTAL NET ASSETS (100.0%)                                                                              $293,313
                                                                                                                 --------


See Notes to Schedule of Investments

Only notes related to Neuberger Berman Intermediate Municipal Fund Inc. are applicable to this filing.

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds"), believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At October 31, 2002, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                           GROSS            GROSS                   NET
                                                                      UNREALIZED       UNREALIZED            UNREALIZED
NEUBERGER BERMAN                                          COST      APPRECIATION     DEPRECIATION          APPRECIATION

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.       $106,714,000          $511,000         $514,000              $(3,000)
INTERMEDIATE MUNICIPAL FUND INC.                   349,557,000         1,983,000        2,259,000             (276,000)
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.           83,747,000           547,000          506,000               41,000


@ Municipal securities held by the Funds are within the four highest ratings categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 72%, 63%, and 49% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

*    Credit ratings are unaudited.

++   Security is guaranteed by the corporate obligor.


See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    INTERMEDIATE
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                               MUNICIPAL
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                    FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)-SEE
     SCHEDULE OF INVESTMENTS                                                            $349,281
     Cash                                                                                  4,688
----------------------------------------------------------------------------------------------------
     Interest receivable                                                                   2,592
     Receivable for securities sold                                                          200
====================================================================================================
TOTAL ASSETS                                                                             356,761
====================================================================================================
LIABILITIES
     Payable for securities purchased                                                     63,326
     Payable to administrator (Note B)                                                        70
----------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                      52
====================================================================================================
TOTAL LIABILITIES                                                                         63,448
====================================================================================================
NET ASSETS AT VALUE                                                                     $293,313
====================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                    $293,147
     Undistributed (dividends in excess of) net investment income                            442
----------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) in value of investments                     (276)
====================================================================================================
NET ASSETS AT VALUE                                                                     $293,313
====================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)                    20,507
====================================================================================================
NET ASSET VALUE PER SHARE OUTSTANDING                                                   $  14.30
====================================================================================================
*COST OF INVESTMENTS                                                                    $349,557
====================================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS


                                                                               INTERMEDIATE
                                                                             MUNICIPAL FUND
                                                                          --------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                            For the
                                                                                Period from
                                                                              September 27,
                                                                                       2002
                                                                              (Commencement
                                                                          of Operations) to
                                                                                October 31,
(000'S OMITTED)                                                                        2002
INVESTMENT INCOME

Interest income                                                                       $ 579
==============================================================================================
EXPENSES:
Investment management fee (Note B)                                                       68
Administration fee (Note B)                                                              82
----------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                 3
Auditing fees                                                                            22
Custodian fees (Note B)                                                                  17
----------------------------------------------------------------------------------------------
Shareholder reports                                                                       8
----------------------------------------------------------------------------------------------
Stock exchange listing fees                                                               2
Directors' fees and expenses                                                              3
Miscellaneous                                                                             1
==============================================================================================
Total expenses                                                                          206

Investment management fee waived and expenses reduced by custodian
   fee expense offset arrangement (Note B)                                              (69)
==============================================================================================
Total net expenses                                                                      137
==============================================================================================
Net investment income                                                                   442
==============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                                  (276)
       =======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 166
==============================================================================================

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2002

STATEMENT OF CHANGES IN NET ASSETS


                                                                              INTERMEDIATE
                                                                            MUNICIPAL FUND
                                                                          ------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                       Period from
                                                                             September 27,
                                                                                      2002
                                                                             (Commencement
                                                                         of Operations) to
                                                                               October 31,
(000'S OMITTED)                                                                       2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                      $    442
Change in net unrealized appreciation (depreciation) of investments                   (276)
============================================================================================
Net increase (decrease) in net assets resulting from operations                        166
============================================================================================
FROM FUND SHARE TRANSACTIONS:
Proceeds from issuance of common shares                                            278,852
Proceeds from underwriters' over-allotment option exercised                         14,295
--------------------------------------------------------------------------------------------
Total proceeds from Fund share transactions                                        293,147
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                              293,313

NET ASSETS:
Beginning of period                                                                    --
============================================================================================
End of period                                                                     $293,313
============================================================================================
Accumulated undistributed net investment income at end of period                  $    442
============================================================================================


See Notes to Financial Statements

Only notes related to Neuberger Berman Intermediate Municipal Fund Inc. are applicable to this filing.

NOTES TO FINANCIAL STATEMENTS  INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

          NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund had no operations until September 27, 2002, other than matters relating to their organization and the sale on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share) from each Fund to Neuberger Berman LLC ("Neuberger"), the Funds' sub-adviser.

          The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

     3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     4 FEDERAL INCOME TAXES: It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

     5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

                                               NEUBERGER BERMAN OCTOBER 31, 2002

          Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

          The Funds declared dividends from their net investment income which were paid December 16, 2002, to shareholders of record on November 18, 2002, with an ex-dividend date of November 14, 2002, as follows:

                                                           DIVIDEND PER SHARE
          CALIFORNIA                                                 $0.06250
          INTERMEDIATE                                                0.06625
          NEW YORK                                                    0.06500

          As of October 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED     UNREALIZED           LOSS
                                       TAX-EXEMPT      LONG-TERM   APPRECIATION  CARRYFORWARDS
                                           INCOME           GAIN (DEPRECIATION)  AND DEFERRALS      TOTAL
          CALIFORNIA                     $ 96,547             $0       $ (2,566)            $0   $ 93,981
          INTERMEDIATE                    441,543              0       (276,028)             0    165,515
          NEW YORK                         87,508              0         40,553              0    128,061

          There were no significant differences between book basis and tax basis.

     6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

     7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by each Fund were charged as a reduction of paid-in-capital at the completion of each Fund's offering and amounted to $198,209, $615,209, and $160,709 for California, Intermediate, and New York, respectively.

     8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in California and New York municipal bonds, respectively. This policy makes those funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

          NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

          Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equals the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

          Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                       FISCAL PERIOD OR YEAR ENDED              % OF AVERAGE
                               OCTOBER 31,                  DAILY MANAGED ASSETS
          --------------------------------------------------------------------------------------
                               2002 - 2007                          0.25%
                                  2008                              0.20
                                  2009                              0.15
                                  2010                              0.10
                                  2011                              0.05

          Management has not agreed to waive any portion of its fees beyond October 31, 2011.

          For the period ended October 31, 2002, such waived fees amounted to $21,955, $67,982, and $17,878 for California, Intermediate, and New York, respectively.

          Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets.

          Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

          Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or directors of each Fund are also employees of Neuberger and/or Management.

          Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $1,289, $993, and $696 for California, Intermediate, and New York, respectively.

                                               Neuberger Berman october 31, 2002

          NOTE C--SECURITIES TRANSACTIONS:

          During the period ended October 31, 2002, there were purchase and sale transactions (excluding short-term securities) as follows:

                                        PURCHASES               SALES

          California                    $ 52,677,000              0
          Intermediate                   208,096,000              0
          New York                        60,056,000              0


          NOTE D--CAPITAL:

          At October 31, 2002, the shares outstanding and the shares owned by Neuberger for each Fund were as follows:

                                                COMMON SHARES    COMMON SHARES OWNED
                                                  OUTSTANDING           BY NEUBERGER
          CALIFORNIA                                6,606,981                  6,981
          INTERMEDIATE                             20,506,981                  6,981
          NEW YORK                                  5,356,981                  6,981

          Transactions in common shares of capital stock for the period ended October 31, 2002, were as follows:

                                        SHARES ISSUED IN CONNECTION WITH:

                                                             UNDERWRITERS'       REINVESTMENT OF      NET INCREASE
                                        INITIAL PUBLIC   EXERCISE OF OVER-         DIVIDENDS AND         IN SHARES
                                              OFFERING    ALLOTMENT OPTION         DISTRIBUTIONS       OUTSTANDING
          CALIFORNIA                         6,306,981             300,000                     -         6,606,981
          INTERMEDIATE                      19,506,981           1,000,000                     -        20,506,981
          NEW YORK                           5,156,981             200,000                     -         5,356,981

          NOTE E--USE OF LEVERAGE:

          Subject to market conditions, each Fund intends to offer Preferred Shares representing approximately 38% of each Fund's capital after issuance. The Funds also may add leverage to the portfolio through the utilization of derivative instruments. The Funds may issue Preferred Shares so long as after their issuance the liquidation value of the Preferred Shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of each Fund's capital. Once Preferred Shares are issued and/or other forms of leverage are used, the net asset value and market price of the common shares and the yield to common stockholders will be more volatile.

                           PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.   Financial Statements:

           Report of Independent Auditors.

           Statement of Assets and Liabilities.

           Unaudited Financial Statements.

      2.   Exhibits:

            a.    (1)   Articles of Incorporation. (Incorporated by reference
                        to the Registrant's Registration Statement, File Nos.
                        333-97283 and 811-21168, filed on July 29, 2002)


                  (2) Form of Articles Supplementary. (Incorporated by reference to Appendix A of Part B of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)


            b. Amended and Restated Bylaws. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)

            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the Bylaws.


            e. Dividend Reinvestment Plan with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9,
                  2002)


            f.    None.


            g.    (1)   Management Agreement. (Incorporated by reference to
                        Pre-Effective Amendment No. 1 to the Registrant's
                        Registration Statement, File Nos. 333-100914 and
                        811-21168, filed on December 9, 2002)


                  (2) Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

            h.    (1)   Underwriting  Agreement  with respect to  Registrant's
                        common  stock.   (Incorporated  by  reference  to  the
                        Registrant's   Registration   Statement,   File   Nos.
                        333-100914 and 811-21168, filed on October 31, 2002)

                  (2) Form of Master Agreement Among Underwriters with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)

                  (3) Form of Master Selected Dealer Agreement with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
                        Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)


                  (4) Form of Underwriting Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)


            i.    None

            j.    Custodian  Contract.   (Incorporated  by  reference  to  the
                  Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

            k.    (1)   Transfer Agency and Service  Agreement.  (Incorporated
                        by   reference   to  the   Registrant's   Registration
                        Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)


                  (2) Administration Agreement. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)


                  (3) Fee Waiver Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

                  (4) Additional Compensation Agreement with respect to Registrant's common stock. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

                  (5) Form of Auction Agency Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

                  (6) Form of Broker-Dealer Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)


            l.    (1)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's common stock.  (Incorporated by reference
                        to  Pre-Effective  Amendment No. 2 to the Registrant's
                        Registration   Statement,   File  Nos.  333-97283  and
                        811-21168, filed on September 24, 2002)

                  (2)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's preferred stock. (Filed herewith)

            m.    None.

            n.    Consent of Independent Auditors. (Filed herewith)

            o.    None.

            p. Letter of Investment Intent with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24,
                  2002)

            q.    None.

            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)



ITEM 25.  MARKETING ARRANGEMENTS

      See form of Underwriting Agreement filed as Exhibit h.(4) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

        Securities and Exchange Commission Fees.................       $ 16,505
        Rating Agency Fees   ...................................       $153,495
        Federal Taxes        ...................................
        State Taxes and Fees ...................................
        Printing and Engraving Expenses.........................       $ 10,000
        Legal Fees           ...................................       $150,000
        Director Fees        ...................................
        Accounting Expenses  ...................................       $ 15,000
        Miscellaneous Expenses..................................

               Total         ...................................       $345,000

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        None.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

                                                             Number of Record
                                                           Shareholders as of
Title of Class                                              November 30, 2002
--------------                                              ------------------

Shares of common stock, par value $0.0001 per share                 1

Shares of preferred stock, par value $0.0001 per share              0

ITEM 29.  INDEMNIFICATION

      Article Twelfth of the Registrant's Articles of Incorporation and Article IX of the Registrant's Bylaws provide that the Fund shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Fund's request in similar capacities for, other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act), provided, however, that a transfer agent is not entitled to such indemnification unless specifically approved by the Fund's Board of Directors.
Section 2-418(b) of the Maryland General Corporation Law ("Maryland Code") permits the Registrant to indemnify its directors unless it is proved that the act or omission of the director was material to the cause of action adjudicated in the proceeding, and (a) the act or omission was committed in bad faith or was the result of active or deliberate dishonesty or (b) the director actually received an improper personal benefit in money, property or services or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(1) and Section 4-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the Investment Company Act of 1940, as amended ("1940 Act"), which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Sections 9.1 and 9.2 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Management Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Management Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Management Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification hereunder in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Management Agreement.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Sub-Advisory Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by the Registrant or its security holders in connection with the matters to which the Sub-Advisory Agreement relates.

      Sections  11.1  and  11.2  of the  Administration  Agreement  between  the
Registrant and NB Management provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Administration Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Administration Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Administration Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification under the Administration Agreement in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Administration Agreement.

      Section 6(a) of the Underwriting Agreements between the Registrant, NB Management, Neuberger Berman, Merrill Lynch & Co. and Merrill Lynch, Pierce, Fenner & Smith Incorporated provides that the Registrant and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, and any director, officer, employee or affiliate thereof as follows: (i) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading or arising out of any untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus or the final Prospectus (or any amendment or supplement thereto), or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading; (ii) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, to the extent of the aggregate amount paid in settlement of any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or of any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission; provided that (subject to Section 6(e) below) any such settlement is effected with the prior written consent of the Registrant and the Advisers; and (iii) against any and all expense whatsoever, as incurred (including the fees and disbursements of counsel chosen by Merrill Lynch), reasonably incurred in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission, to the extent that any such expense is not paid under (i) or (ii) above; provided, however, that this indemnity agreement shall not apply to any loss, liability, claim, damage or expense to the extent arising out of any untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with written information furnished to the Registrant or the Advisers by any Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the final Prospectus (or any amendment or supplement thereto); and provided further that the Registrant or the Advisers will not be liable to any Underwriter with respect to any Prospectus to the extent that the Registrant or the Advisers shall sustain the burden of proving that any such loss, liability, claim, damage or expense resulted from the fact that such Underwriter, in contravention of a requirement of the Underwriting Agreements or applicable law, sold Securities to a person to whom such Underwriter failed to send or give, at or prior to the Closing Time, a copy of the final Prospectus, as then amended or supplemented if: (i) the Company has previously furnished copies thereof (sufficiently in advance of the Closing Time to allow for distribution by the Closing Time) to the Underwriter and the loss, liability, claim, damage or expense of such Underwriter resulted from an untrue statement or omission of a material fact contained in or omitted from the preliminary Prospectus which was corrected in the final Prospectus as, if applicable, amended or supplemented prior to the Closing Time and such final Prospectus was required by law to be delivered at or prior to the written confirmation of sale to such person and (ii) such failure to give or send such final Prospectus by the Closing Time to the party or parties asserting such loss, liability, claim, damage or expense would have constituted a defense to the claim asserted by such person.

      Section 6(c) of the Underwriting Agreements provides that the Fund and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 6(a), as limited by the proviso set forth therein, with respect to any sales material in the form approved by the Fund and the Advisers or its affiliates for use by the Underwriters and securities firms to whom the Fund or the Advisers shall have disseminated materials in connection with the public offering of the Securities.

      Section 7 of the Underwriting Agreements provides that, if the indemnification provided for in Section 6 thereof is for any reason unavailable to or insufficient to hold harmless an indemnified party in respect of any losses, liabilities, claims, damages or expenses referred to therein, then each indemnifying party shall contribute to the aggregate amount of such losses, liabilities, claims, damages and expenses incurred by such indemnified party, as incurred, (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Advisers on the one hand and the Underwriters on the other hand from the offering of the Securities pursuant to the Underwriting Agreements or (ii) if the allocation provided by clause (i) is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Advisers on the one hand and of the Underwriters on the other hand in connection with the statements or omissions which resulted in such losses, liabilities, claims, damages or expenses, as well as any other relevant equitable considerations.

      The relative benefits received by the Fund and the Advisers on the one hand and the Underwriters on the other hand in connection with the offering of the Securities pursuant to the Underwriting Agreements shall be deemed to be in the same respective proportions as the total net proceeds from the offering of the Securities pursuant to the Underwriting Agreements (before deducting expenses) received by the Fund and the total underwriting discount received by the Underwriters (whether from the Fund or otherwise), in each case as set forth on the cover of the Prospectus, or, if Rule 434 is used, the corresponding location on the Term Sheet, bear to the aggregate initial public offering price of the Securities as set forth on such cover.

      The relative fault of the Fund and the Advisers on the one hand and the Underwriters on the other hand shall be determined by reference to, among other things, whether any such untrue or alleged untrue statement of a material fact or omission or alleged omission to state a material fact relates to information supplied by the Fund or the Advisers or by the Underwriters and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission. However, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price at which the Securities underwritten by it and distributed to the public were offered to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of any such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

      Under Section 7 of the Underwriting Agreements, each person, if any, who controls an Underwriter within the meaning of Section 15 of the 1933 Act or
Section 20 of the 1934 Act shall have the same rights to contribution as such Underwriter, and each director of the Fund and each director of the Advisers, respectively, each officer of the Fund who signed the Registration Statement, and each person, if any, who controls the Fund or the Advisers, within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act shall have the same rights to contribution as the Fund and the Advisers, respectively. The Underwriters' respective obligations to contribute pursuant to Section 7 are several in proportion to the number of Initial Securities allotted to them and not joint.

      Section   6(f)  of  the   Underwriting   Agreements   provides   that  any
indemnification or contribution by the Fund shall be subject to the requirements and limitations of Section 17(i) of the 1940 Act.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Fund also maintains Directors and Officers Insurance.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Claudia Brandon                         Secretary, Neuberger Berman Advisers
Vice President, Neuberger Berman        Management Trust; Secretary, Neuberger
since 2002; Employee, Neuberger         Berman Equity Funds; Secretary,
Berman since 1999; Vice                 Neuberger Berman Income Funds;
President/Mutual Fund Board             Secretary, Neuberger Berman Real Estate
Relations, NB Management  since May     Income Fund Inc.; Secretary, Neuberger
2000; Vice President, NB Management     Berman Intermediate Municipal Fund
from 1986-1999.                         Inc.; Secretary, Neuberger Berman New
                                        York Intermediate Municipal Fund Inc.;
                                        Secretary, Neuberger Berman California
                                        Intermediate Municipal Fund Inc.

Thomas J. Brophy                        Portfolio manager, Neuberger Berman
Managing Director, Neuberger Berman;    Intermediate Municipal Fund Inc.;
Vice President, NB Management since     Portfolio manager, Neuberger Berman New
March 2000.                             York Intermediate Municipal Fund Inc.;
                                        Portfolio manager, Neuberger Berman
                                        California Intermediate Municipal Fund
                                        Inc.

Steven R. Brown                         Portfolio manager, Neuberger Berman Real
Managing Director, Neuberger Berman;    Estate Income Fund, Inc.
Vice President, NB Management since
2002.

Lori Canell                             Portfolio manager, Neuberger Berman
Managing Director, Neuberger Berman;    Intermediate Municipal Fund Inc.;
Vice President, NB Management.          Portfolio manager, Neuberger Berman New
                                        York Intermediate Municipal Fund Inc.;
                                        Portfolio manager, Neuberger Berman
                                        California Intermediate Municipal Fund
                                        Inc.

Valerie Chang                           None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Brooke A. Cobb                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Robert Conti                            Vice President, Neuberger Berman Income
Vice President, Neuberger Berman;       Funds; Vice President, Neuberger Berman
Senior Vice President, NB Management    Equity Funds; Vice President, Neuberger
since November 2000; Treasurer, NB      Berman Advisers Management Trust; Vice
Management until May 2000.              President, Neuberger Berman Real Estate
                                        Income Fund Inc.; Vice President,
                                        Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Vice President Neuberger
                                        Berman New York Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman California Intermediate
                                        Municipal Fund Inc.

Robert W. D'Alelio                      None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Ingrid Dyott                            None.
Vice President, Neuberger Berman;
Vice President, NB Management.

Michael F. Fasciano                     President, Fasciano Company Inc. until
Managing Director, Neuberger Berman     March 2001; Portfolio Manager, Fasciano
since March 2001; Vice President,       Fund Inc. until March 2001.
NB Management since March 2001.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Robert S. Franklin                      None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Brian P. Gaffney                        Vice President, Neuberger Berman Income
Managing Director, Neuberger Berman Funds; Vice President, Neuberger Berman since 1999, Senior Vice President, Equity Funds; Vice President, Neuberger
NB Management since November 2000;      Berman Advisers Management Trust; Vice
Vice President, NB Management from      President, Neuberger Berman Real Estate
April 1997 through November 1999.       Income Fund Inc.; Vice President,
                                        Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Vice President Neuberger
                                        Berman New York Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman California Intermediate
                                        Municipal Fund Inc.

Robert I. Gendelman                     None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Thomas E. Gengler, Jr.                  None.
Senior Vice President, Neuberger
Berman since February 2001, prior
thereto, Vice President, Neuberger
Berman since 1999; Senior Vice
President, NB Management since March
2001 prior thereto, Vice President,
NB Management.

Theodore P. Giuliano                    Portfolio manager, Neuberger Berman
Vice President (and Director until      Intermediate Municipal Fund Inc.;
February 2001), NB Management;          Portfolio manager, Neuberger Berman New
Managing Director, Neuberger Berman.    York Intermediate Municipal Fund Inc.;
                                        Portfolio manager, Neuberger Berman
                                        California Intermediate Municipal Fund
                                        Inc.

Kevin Handwerker                        Senior Vice President, General Counsel
Senior Vice President, General          and Secretary, Neuberger Berman Inc.
Counsel and Secretary, Neuberger
Berman.

Joseph K. Herlihy                       Treasurer, Neuberger Berman Inc.
Senior Vice President, Treasurer,
Neuberger Berman; Treasurer,
NB Management.

Michael M. Kassen                       Executive Vice President, Chief
Executive Vice President and Chief      Investment Officer and Director,
Investment Officer, Neuberger Berman;   Neuberger Berman Inc.; President and
Chairman and Director, NB Management    Director of Neuberger Berman Real
since May 2000, prior thereto,          Estate Income Fund Inc; President and
Executive Vice President, Chief         Director of Neuberger Berman
Investment Officer and Director,        Intermediate Municipal Fund Inc.;
NB Management from November 1999        President and Director of Neuberger
until May 2000; Vice President from     Berman New York Intermediate Municipal
June 1990 until November 1999.          Fund Inc.; President and Director of
                                        Neuberger Berman California
                                        Intermediate Municipal Fund Inc.;
                                        President and Trustee of Neuberger
                                        Berman Advisers Management Trust;
                                        President and Trustee of Neuberger
                                        Berman Equity Funds; President and
                                        Trustee, Neuberger Berman Income Funds.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Barbara R. Katersky                     None.
Senior Vice President, Neuberger
Berman; Senior Vice President,
NB Management.

Robert B. Ladd                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Kelly M. Landron                        None.
Vice President, NB Management Inc.
since March 2000.

Jeffrey B. Lane                         Director, Chief Executive Officer and
Chief Executive Officer and             President, Neuberger Berman Inc.;
President, Neuberger Berman;            Director, Neuberger Berman Trust
Director, NB Management since           Company from June 1999 until November
February 2001.                          2000.

Michael F. Malouf                       None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Robert Matza                            Executive Vice President, Chief
Executive Vice President and Chief      Operating Officer and Director,
Operating Officer, Neuberger Berman     Neuberger Berman Inc. since January
since January 2001, prior thereto,      2001, prior thereto, Executive Vice
Executive Vice President and Chief      President, Chief Administrative Officer
Administrative Officer, Neuberger       and Director, Neuberger Berman Inc.
Berman; Director, NB Management since
April 2000.

Ellen Metzger                           Assistant Secretary, Neuberger Berman
Vice President, Neuberger Berman;       Inc. since 2000.
Secretary, NB Management.

Arthur Moretti                          Managing Director, Eagle Capital from
Managing Director, Neuberger Berman     January 1999 until June 2001.
since June 2001; Vice President,
NB Management since June 2001.

S. Basu Mullick                         None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Janet W. Prindle                        Director,  Neuberger  Berman  National
Managing Director,  Neuberger Berman;   Trust Company since January 2001;
Vice President, NB Management.          Director Neuberger Berman Trust Company
                                        of Delaware since April 2001.

Kevin L. Risen                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Jack L. Rivkin                          Executive Vice President, Neuberger
Executive Vice President,               Berman Inc.
Neuberger Berman.

Benjamin E. Segal                       None.
Managing Director, Neuberger Berman
since November 2000, prior thereto,
Vice President, Neuberger Berman;
Vice President, NB Management.

Jennifer Silver                         None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Kent C. Simons                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Matthew S. Stadler                      Senior Vice President and Chief
Senior Vice President and Chief         Financial Officer, Neuberger Berman
Financial Officer, Neuberger Berman     Inc. since August 2000; Senior Vice
since August 2000, prior thereto,       President and Chief Financial Officer,
Controller, Neuberger Berman from       National Discount Brokers Group from
November 1999 to August 2000; Senior    May 1999 until October 1999.
Vice President and Chief Financial
Officer, NB Management since August
2000.

Heidi S. Steiger                        Executive Vice President and Director,
Executive Vice President, Neuberger     Neuberger Berman Inc.; Chair and
Berman; Director, NB Management since   Director, Neuberger Berman National
February 2001.                          Trust Company since January 2001;
                                        Director, Neuberger Berman Trust
                                        Company of Delaware since February 2000
                                        (and Chair until January 2001);
                                        Director, Neuberger Berman Trust
                                        Company until September 2001 (and Chair
                                        from September 1999 until January
                                        2001).

Peter E. Sundman                        Executive Vice President and Director,
President and Director,                 Neuberger Berman Inc.; Chairman of the
NB Management; Executive Vice           Board, Chief Executive Officer and
President, Neuberger Berman.            Trustee, Neuberger Berman Income Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Trustee, Neuberger Berman
                                        Advisers Management Trust; Chairman of
                                        the Board, Chief Executive Officer and
                                        Trustee Neuberger Berman Equity Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Director, Neuberger Berman
                                        Real Estate Income Fund Inc.; Chairman
                                        of the Board, Chief Executive Officer
                                        and Director, Neuberger Berman
                                        Intermediate Municipal Fund Inc.;
                                        Chairman of the Board, Chief Executive
                                        Officer and Director, Neuberger Berman
                                        New York Intermediate Municipal Fund
                                        Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director,
                                        Neuberger Berman California
                                        Intermediate Municipal Fund Inc.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Judith M. Vale                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Catherine Waterworth                    None.
Vice President, Neuberger Berman;
Vice President, NB Management.

Allan R. White, III                     None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of its custodian and accounting agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its transfer agent, The Bank of New York, 1 Wall Street, New York, New York 10286, except for the Registrant's Articles of Incorporation and Bylaws, minutes of meetings of the Registrant's Directors and stockholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

ITEM 32.  MANAGEMENT SERVICES

      None.

ITEM 33.  UNDERTAKINGS

      1. The Registrant hereby undertakes to suspend the offering of its shares until it amends its Prospectus if:

           (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

           (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      2. N/A

      3. N/A

      4. N/A

      5. The Registrant hereby undertakes:

           (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

           (2) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial BONA FIDE offering thereof.

      6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 11th day of December 2002.


                                        NEUBERGER BERMAN INTERMEDIATE
                                        MUNICIPAL FUND INC.


                                        By:  /s/ Michael M. Kassen
                                             ----------------------------------
                                             Name:  Michael M. Kassen*
                                             Title: President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                        Date
---------                               -----                        ----

                                Chairman of the Board,         December 11, 2002
/s/ Peter E. Sundman           Chief Executive Officer
---------------------------         and Director
Peter E. Sundman*


/s/ Michael M. Kassen           President and Director         December 11, 2002
---------------------------
Michael M. Kassen*

                                Treasurer and Principal        December 11, 2002
                                Financial and Accounting
/s/ Barbara Muinos                      Officer
---------------------------
Barbara Muinos


/s/ John Cannon                        Director                December 11, 2002
---------------------------
John Cannon*


/s/ Faith Colish                       Director                December 11, 2002
---------------------------
Faith Colish*


/s/ Walter G. Ehlers                   Director                December 11, 2002
---------------------------
Walter G. Ehlers*


/s/ C. Anne Harvey                     Director                December 11, 2002
---------------------------
C. Anne Harvey*


/s/ Barry Hirsch                       Director                December 11, 2002
---------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                   Director                December 11, 2002
---------------------------
Robert A. Kavesh*


/s/ Howard A. Mileaf                   Director                December 11, 2002
---------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien                  Director                December 11, 2002
---------------------------
Edward I. O'Brien*

/s/ John P. Rosenthal                  Director                December 11, 2002
---------------------------
John P. Rosenthal*


/s/ William E. Rulon                   Director                December 11, 2002
---------------------------
William E. Rulon*


/s/ Cornelius T. Ryan                  Director                December 11, 2002
---------------------------
Cornelius T. Ryan*


/s/ Tom Decker Seip                    Director                December 11, 2002
---------------------------
Tom Decker Seip*


/s/ Candace L. Straight                Director                December 11, 2002
---------------------------
Candace L. Straight*


/s/ Peter P. Trapp                     Director                December 11, 2002
---------------------------
Peter P. Trapp*



*Signatures affixed by Arthur C. Delibert on December 11, 2002 pursuant to powers of attorney dated October 21, 2002, which were filed with the Registrant's Registration Statement (File Nos. 333-100914 and 811-21168) on October 31, 2002.

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.

                                  EXHIBIT INDEX


     Exhibit    Document Description
     -------    --------------------

            a.    (1)   Articles of Incorporation. (Incorporated by reference
                        to the Registrant's Registration Statement, File Nos.
                        333-97283 and 811-21168, filed on July 29, 2002)

                  (2) Form of Articles Supplementary. (Incorporated by reference to Appendix A of Part B of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

            b. Amended and Restated Bylaws. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)

            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the Bylaws.

            e. Dividend Reinvestment Plan with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9,
                  2002)

            f.    None.

            g.    (1)   Management Agreement. (Incorporated by reference to
                        Pre-Effective Amendment No. 1 to the Registrant's
                        Registration Statement, File Nos. 333-100914 and
                        811-21168, filed on December 9, 2002)

                  (2) Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

            h.    (1)   Underwriting  Agreement  with respect to  Registrant's
                        common  stock.   (Incorporated  by  reference  to  the
                        Registrant's   Registration   Statement,   File   Nos.
                        333-100914 and 811-21168, filed on October 31, 2002)

                  (2) Form of Master Agreement Among Underwriters with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)

                  (3) Form of Master Selected Dealer Agreement with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
                        Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)

                  (4) Form of Underwriting Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

            i.    None

            j.    Custodian  Contract.   (Incorporated  by  reference  to  the
                  Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

            k.    (1)   Transfer Agency and Service  Agreement.  (Incorporated
                        by   reference   to  the   Registrant's   Registration
                        Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

                  (2) Administration Agreement. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

                  (3) Fee Waiver Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

                  (4) Additional Compensation Agreement with respect to Registrant's common stock. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on October 31, 2002)

                  (5) Form of Auction Agency Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

                  (6) Form of Broker-Dealer Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                        Registrant's Registration Statement, File Nos. 333-100914 and 811-21168, filed on December 9, 2002)

            l.    (1)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's common stock.  (Incorporated by reference
                        to  Pre-Effective  Amendment No. 2 to the Registrant's
                        Registration   Statement,   File  Nos.  333-97283  and
                        811-21168, filed on September 24, 2002)

                  (2)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's preferred stock. (Filed herewith)

            m.    None.

            n.    Consent of Independent Auditors. (Filed herewith)

            o.    None.

            p. Letter of Investment Intent with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24,
                  2002)

            q.    None.

            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97283 and 811-21168, filed on September 24, 2002)